[STATE STREET RESEARCH LOGO]

STATE STREET RESEARCH
INTERMEDIATE BOND FUND

SEMIANNUAL REPORT
October 31, 1996


                                        WHAT'S INSIDE

                                        Investment Update
                                        About the Fund,
                                        economy and markets

                                        Fund Information
                                        Facts and figures

                                        Plus, Complete Portfolio Holdings
                                        and Financial Statements



                                 [DALBAR LOGO]

                                 For Excellence
                                       in
                              Shareholder Service

STATE STREET RESEARCH INTERMEDIATE BOND FUND

------------------------------------------------------------------------------
INVESTMENT UPDATE
------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
The Economy
(bullet) After a stronger than expected second quarter in 1996, economic growth slowed somewhat in the third quarter and the month of October.
(bullet) Indicators were mixed. Wages rose during the six-month period ended
         October 31, 1996, and unemployment remains low. Consumer prices and inflation were contained, however.
(bullet) The Federal Reserve met several times since April, leaving interest rates unchanged.

The Markets
(bullet) From April 30 to October 31, 1996, stocks and bonds brought in positive performance overall, peppered with short-term corrections. (bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average passing the 6000 point marker. The S&P 500 was up +9.08% for the six month period ended October 31, 1996.(1)
(bullet) After a slow start, bond performance gained momentum, with the Lehman Brothers Aggregate Bond Index gaining +5.29% and the Lehman Brothers Government/Corporate Intermediate Bond Index gaining +4.59% for the same time period.(1)

THE FUND
Over the past six months
(bullet) For the six months ended October 31, 1996, Intermediate Bond Fund's
         Class A shares provided a total return of +4.14% (does not reflect sales charge).(2) The Fund underperformed the +4.85% average total return for 187 funds in Lipper Analytical Services' Intermediate Investment Grade Debt category (does not reflect sales charge).
(bullet) We were somewhat overweighted in mortgage securities versus the competition, which helped boost fund performance at the beginning of the period.
(bullet) The Fund's conservative positioning and duration helped its performance when interest rates were rising in the beginning of the period, but contributed to its underperformance when rates declined toward the end.

Current strategy
(bullet) Treasuries, which perform better when interest rates are moving downward, currently make up 44% of the portfolio.
(bullet) We've lightened our position in mortgage securities, focusing on lower-coupon mortgages and those that can't be refinanced to reduce the negative impact that falling interest rates can have on this sector of the portfolio.
(bullet) We've continued to pare back our position in corporate bonds, as we don't believe they currently offer as good a value as Treasuries. (bullet) We've been taking some profits in the foreign bonds areas, which continue to perform well.

October 31, 1996

(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The Lehman Brothers Aggregate and Government/Corporate Intermediate Bond Indexes are commonly used measures of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+4.32% for Class C shares.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.

(5)Cumulative total returns are not annualized and do not reflect sales charges, which, if reflected, would reduce performance.

Please note that the discussion throughout this shareholder report is dated as indicated and because of possible changes in viewpoint, data, and transactions, should not be relied upon as being current thereafter.

 -----------------------------------------------------------------------------
Fund Information (all data are for periods ended October 31, 1996, except where otherwise noted)
 -----------------------------------------------------------------------------

SEC Average Annual Compound
Rates of Return for periods ended 9/30/96
(at maximum applicable sales charge)(3,4)

             Life of Fund
            (since 5/16/94)       1 Year
---------------------------------------------
Class A          +4.59%/+3.67%    -0.06%/-0.87%
---------------------------------------------
Class C          +6.86%/+5.93%    +4.83%/+3.98%

Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3,4)

             Life of Fund
            (since 5/16/94)       1 Year
---------------------------------------------
Class A          +5.04%/+4.12%    +0.27%/-0.54%
---------------------------------------------
Class C          +7.29%/+6.36%    +5.31%/+4.45%

Cumulative Total Returns
(do not reflect sales charge)(3,5)

             Life of Fund
            (since 5/16/94)       1 Year
---------------------------------------------
Class A         +18.22%/+15.66%   +5.00%/+4.15%
---------------------------------------------
Class C         +18.94%/+16.42%   +5.31%/+4.45%

SEC Yield

Class A         5.50%/5.34%
----------------------------
Class C         6.06%/5.90%

SEC yield is based on the net investment income produced for the 30 days ended October 31, 1996.

Asset Allocation
(by percentage of net assets)

[DESCRIPTION OF PIE CHART]

Mortgage securities 11%

U.S. Treasury securities 44%

Corporate bonds 29%

Foreign government bonds 2%

Cash 14%


Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses related to the Fund. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

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INVESTMENT PORTFOLIO
 -----------------------------------------------------------------------------
October 31, 1996 (Unaudited)

 -----------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date        (Note 1)
 -----------------------------------------------------------------------------
FIXED INCOME SECURITIES 86.2%
U.S. Treasury 44.3%
U.S. Treasury Note, 8.50%              $1,250,000    5/15/1997    $1,270,113
U.S. Treasury Note, 6.75%                 300,000    5/31/1999       306,282
U.S. Treasury Note, 7.125%              1,650,000    9/30/1999     1,702,849
U.S. Treasury Note, 6.875%              1,175,000    3/31/2000     1,207,125
U.S. Treasury Note, 6.625%                500,000    7/31/2001       510,545
U.S. Treasury Note, 7.50%                 200,000   11/15/2001       211,812
U.S. Treasury Note, 5.75%               1,275,000    8/15/2003     1,241,735
U.S. Treasury Note, 7.875%              1,000,000   11/15/2004     1,097,500
                                                               --------------
                                                                   7,547,961
                                                               --------------
U.S. Agency 2.7%
Federal Home Loan Mortgage
  Corp. Note, 7.24%                       150,000    5/15/2002       151,288
Guaranteed Export Trust
  Notes, 96-A, 6.55%                       23,529    6/15/2004        23,719
Guaranteed Export Trust
  Notes, Series 95-B, 6.13%               282,353    6/15/2004       280,952
                                                               --------------
                                                                     455,959
                                                               --------------
U.S. Agency Mortgage 8.7%
Federal National Mortgage
  Association REMIC Series
  93-52-C, 5.00%                           70,569    2/25/2001        70,216
Federal National Mortgage
  Association, 8.00%                      216,381    4/01/2008       225,314
Federal National Mortgage
  Association, 8.00%                      217,137    6/01/2008       225,835
Government National Mortgage
  Association, 8.00%                      252,286    5/15/2008       264,270
Government National Mortgage
  Association, 6.50%                       68,967    2/15/2009        68,320
Government National Mortgage
  Association, 6.50%                       92,839    5/15/2009        91,983
Government National Mortgage
  Association, 9.00%                       79,730   11/15/2016        85,485
Government National Mortgage
  Association REMIC Series
  96-6-B, 6.50%                           250,000   10/16/2017       248,984
Government National Mortgage
  Association, 8.00%                      189,795    6/15/2022       194,775
                                                               --------------
                                                                   1,475,182
                                                               --------------
Canadian-Yankee 4.8%
Hydro Quebec Deb., 13.25%                 250,000   12/15/2013       292,163
Province of Manitoba Note,
  6.75%                                    75,000    3/01/2003        75,831
Province of Ontario Deb.,
  11.50%                                  175,000    3/10/2013       193,870
Canadian-Yankee (cont'd)
Province of Quebec Deb.,
  8.80%                                $  100,000    4/15/2003    $  110,779
Talisman Energy Inc. Deb.,
  7.125%                                  150,000    6/01/2007       149,556
                                                               --------------
                                                                     822,199
                                                               --------------
Finance/Mortgage 17.4%
Associates Corp. of North
  America Note, 6.375%                    150,000   10/15/2002       148,320
CIT Group Holdings Inc. Note,
  6.75%                                   100,000    5/14/2001       101,432
Capital One Bank Sr. Note,
  7.08%                                   150,000   10/30/2001       151,241
Community Program Loan Trust
  1987 A-3, 4.50%                           9,206    4/01/2002         9,226
Countrywide Funding Corp.
  Master Trust Note, 6.28%                175,000    1/15/2003       169,430
Countrywide Mortgage Inc.
  Series 1994-2 Class A-7,
  6.50%                                   150,000    4/25/2008       150,281
Discover Credit Card Trust
  Series 1993 A, 6.25%                    150,000    8/16/2000       150,327
Finova Capital Corp. Note,
  6.375%                                  100,000   10/15/2000        99,593
First Chicago Credit Trust
  Series 91-D, 8.40%                       37,500    6/15/1998        37,488
Ford Credit Auto Loan Master
  Trust Series 95-1, 6.50%                425,000    8/15/2000       425,000
General Motors Acceptance
  Corp. Master Trust Note,
  7.85%                                   275,000   11/17/1997       280,588
Household Affinity Credit
  Card Master Trust Series
  1994-1A, 5.57%                          150,000    5/15/2001       150,139
Household Finance Corp. Note,
  6.875%                                   75,000    3/01/2003        75,731
Los Angeles County,
  California Pension Series
  94-D, 6.65%                             100,000    6/30/2003        99,829
NationsBank Master Trust
  Series 1995-1, 6.45%                    150,000    4/15/2003       150,843
Prudential Home Mortgage
  Securities Co. Series 93-29
  A-6 PAC, 6.75%                           96,790    8/25/2008        97,364
Prudential Home Mortgage
  Series 19 A-5, 7.00%                    136,709    6/25/2023       137,008
Sears Credit Account Master
  Trust Series 1995-2, 8.10%              125,000    6/15/2004       131,250


    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

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INVESTMENT PORTFOLIO
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                       Principal     Maturity       Value
                                         Amount        Date        (Note 1)
 -----------------------------------------------------------------------------
Finance/Mortgage (cont'd)
Sears Roebuck Acceptance
  Corp. Note, 6.86%                     $175,000     8/06/2001   $   177,030
Structured Assets Security
  Corp. Series 1996-CFL A-1C,
  5.94%                                  225,000     2/25/2028       221,906
                                                               --------------
                                                                   2,964,026
                                                               --------------
Foreign Government 2.1%
                          Australian Dollar
Government of Australia,
  7.50%                                  100,000     7/15/2005        80,184
                            Canadian Dollar
Government of Canada, 7.50%              100,000    12/01/2003        80,545
                               Danish Krone
Kingdom of Denmark, 8.00%                250,000    11/15/2001        47,098
Kingdom of Denmark, 8.00%                425,000     3/15/2006        78,693
                     European Currency Unit
Government of France, 8.00%               50,000     4/25/2003        70,496
                                                               --------------
                                                                     357,016
                                                               --------------
Corporate 5.4%
Case Credit Corp. Note,
  6.125%                                $100,000     2/15/2003        96,679
Chevron Corp. Note, 8.11%                125,000    12/01/2004       133,633
Columbia/HCA Healthcare Corp.
  Master Trust Note, 6.87%               125,000     9/15/2003       126,584
Darden Restaurants Inc.,
  6.375%                                 175,000     2/01/2006       162,718
Electronic Data Systems Corp.
  Note, 6.85%+                           250,000     5/15/2000       254,105
Southern California Edison
  Co. Deb., 5.875%                       150,000     1/15/2001       146,703
                                                               --------------
                                                                     920,422
                                                               --------------
Trust Certificates 0.8%
Rural Electric Cooperative
  Grantor Trust Certificates,
  10.11%                                $125,000    12/15/2017   $   136,127
                                                               --------------
Total Fixed Income Securities
  (Cost $14,680,861)                                              14,678,892
                                                               --------------
SHORT-TERM OBLIGATIONS 12.2%
American Express Credit
  Corp., 5.20%                           681,000    11/01/1996       681,000
Beneficial Corp., 5.20%                  650,000    11/05/1996       650,000
General Electric Capital
  Corp., 5.25%                           758,000    11/08/1996       758,000
                                                               --------------
Total Short-Term Obligations
  (Cost $2,089,000)                                                2,089,000
                                                               --------------
Total Investments (Cost
  $16,769,861)--98.4%                                             16,767,892
Cash and Other Assets, Less
  Liabilities--1.6%                                                  264,895
                                                               --------------
Net Assets--100.0%                                               $17,032,787
                                                               ==============

Federal Income Tax Information:
At October 31, 1996, the net unrealized depreciation of
  investments based on cost for Federal income tax
  purposes of $16,782,328 was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of value over
  tax cost                                                       $   126,559
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax cost
  over value                                                        (140,995)
                                                               --------------
                                                                 $   (14,436)
                                                               ==============

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The cost and market value of the Rule 144A security owned at October 31, 1996 was $249,803 and $254,105 (1.49% of net assets), respectively.

Forward currency exchange contracts outstanding at October 31, 1996 are as follows:

                                                                             Unrealized           Delivery
                                       Total Value   Contract Price  Appreciation (Depreciation)    Date
 -----------------------------------------------------------------------------------------------------------
Buy Australian dollars, Sell U.S.
  dollars                               15,000 AUD      .79148 AUD             $    11            11/14/96
Buy Australian dollars, Sell U.S.
  dollars                               29,000 AUD      .79004 AUD                  15             1/24/97
Sell Australian dollars, Buy U.S.
  dollars                               15,000 AUD      .77425 AUD                (269)           11/14/96
Sell Australian dollars, Buy U.S.
  dollars                              124,000 AUD      .79360 AUD                 375             1/24/97
Sell Canadian dollars, Buy U.S.
  dollars                               90,000 CAD      .73099 CAD              (1,420)           11/14/96
Sell Danish krone, Buy U.S. dollars    669,000 DKK      .17584 DKK               2,459            11/14/96
Sell Danish krone, Buy U.S. dollars     15,700 DKK      .17110 DKK                 (27)            1/24/97
Sell European currency unit, Buy
  U.S. dollars                          50,000 ECU     1.27480 ECU                 381            11/14/96
                                                                               -------
                                                                               $ 1,525
                                                                               =======


    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

 -----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
 -----------------------------------------------------------------------------
October 31, 1996 (Unaudited)

Assets
Investments, at value (Cost $16,769,861) (Note 1)          $16,767,892
Cash                                                             9,299
Receivable for securities sold                                 394,656
Interest receivable                                            250,596
Receivable from Distributor (Note 3)                            23,924
Receivable for open forward contracts                            3,241
Receivable for fund shares sold                                  2,414
Deferred organization costs and other assets (Note 1)           53,140
                                                          --------------
                                                            17,505,162
Liabilities
Payable for securities purchased                               394,656
Accrued transfer agent and shareholder services (Note 2)        23,722
Accrued management fee (Note 2)                                  7,895
Accrued trustees' fees (Note 2)                                  3,982
Payable for open forward contracts                               1,716
Accrued service fee (Note 5)                                       127
Other accrued expenses                                          40,277
                                                          --------------
                                                               472,375
                                                          --------------
Net Assets                                                 $17,032,787
                                                          ==============
Net Assets consist of:
Undistributed net investment income                        $   182,450
Unrealized depreciation of investments                          (1,969)
Unrealized appreciation of forward contracts and foreign
  currency                                                       1,597
Accumulated net realized loss                                  (23,928)
Shares of beneficial interest                               16,874,637
                                                          --------------
                                                           $17,032,787
                                                          ==============
Net Asset Value and redemption price per share of Class
  A shares ($601,670 / 61,397 shares of beneficial
  interest)                                                     $ 9.80
                                                          ==============
Maximum Offering Price per share of Class A shares
  ($9.80 / .955)                                                $10.26
                                                          ==============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($16,431,117 / 1,689,499
  shares of beneficial interest)                                $ 9.73
                                                          ==============

 -----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
 -----------------------------------------------------------------------------
For the six months ended October 31, 1996 (Unaudited)

Investment Income
Interest, net of foreign taxes of $2,379                    $ 577,277

Expenses
Management fee (Note 2)                                        46,420
Custodian fee                                                  39,759
Transfer agent and shareholder services (Note 2)               31,730
Reports to shareholders                                        13,787
Registration fees                                               9,556
Audit fee                                                       9,492
Amortization of organization costs (Note 1)                     8,885
Trustees' fees (Note 2)                                         7,082
Legal fees                                                      5,652
Service fee--Class A (Note 5)                                     748
Miscellaneous                                                   3,719
                                                          --------------
                                                              176,830
Expenses borne by the Distributor (Note 3)                   (112,782)
                                                          --------------
                                                               64,048
                                                          --------------
Net investment income                                         513,229
                                                          --------------
Realized and Unrealized Gain (Loss)
  on Investments, Forward Contracts
  and Foreign Currency
Net realized loss on investments (Notes 1 and 4)              (15,379)
Net realized gain on forward contracts and foreign
  currency (Note 1)                                             2,939
                                                          --------------
 Total net realized loss                                      (12,440)
                                                          --------------
Net unrealized appreciation of investments                    202,058
Net unrealized depreciation of forward contracts and
  foreign currency                                             (6,033)
                                                          --------------
 Total net unrealized appreciation                            196,025
                                                          --------------
Net gain on investments, foreign currency and forward
  contracts                                                   183,585
                                                          --------------
Net increase in net assets resulting from operations        $ 696,814
                                                          ==============


    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

 -----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
 -----------------------------------------------------------------------------

                                    Six months ended
                                    October 31, 1996    Year ended
                                       (Unaudited)    April 30, 1996
----------------------------------- ----------------  ---------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                  $   513,229     $   983,058
Net realized gain (loss) on
  investments, forward contracts
  and foreign currency*                    (12,440)        426,304
Net unrealized appreciation
  (depreciation) of investments,
  forward contracts and foreign
  currency                                 196,025        (341,461)
                                    ----------------  ---------------
Net increase resulting from
  operations                               696,814       1,067,901
                                    ----------------  ---------------
Dividends from net investment
  income:
 Class A                                   (16,318)       (499,811)
 Class C                                  (470,615)       (491,281)
                                    ----------------  ---------------
                                          (486,933)       (991,092)
                                    ----------------  ---------------
Distributions from net realized
  gains:
 Class A                                    (4,744)        (85,667)
 Class C                                  (129,421)        (52,497)
                                    ----------------  ---------------
                                          (134,165)       (138,164)
                                    ----------------  ---------------
Net increase from fund share
  transactions (Note 6)                    289,154       2,769,590
                                    ----------------  ---------------
Total increase in net assets               364,870       2,708,235

Net Assets
Beginning of period                     16,667,917      13,959,682
                                    ----------------  ---------------
End of period (including
  undistributed net investment
  income of $182,450 and $156,154,
  respectively)                        $17,032,787     $16,667,917
                                    ================  ===============
*Net realized gain (loss) for
  Federal income tax purposes (Note
  1)                                   $   (15,379)    $   310,547
                                    ================  ===============

    The accompanying notes are an integral part of the financial statements.


-----------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-----------------------------------------------------------------------------
October 31, 1996

Note 1

State Street Research Intermediate Bond Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust presently consists of two separate funds: State Street Research Intermediate Bond Fund and State Street Research Strategic Income Fund.

The investment objective of the Fund is to provide total return, consisting primarily of current income and secondarily of capital appreciation, commensurate with reasonable investment risk. In seeking to achieve this investment objective, the Fund invests primarily in a diversified portfolio of debt securities considered investment grade by one or more nationally recognized rating agencies or of comparable quality by the Fund's investment manager.


The Fund is authorized to issue four classes of shares. Only Class A and Class C shares are presently available for purchase. Class B and Class D shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.


The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1996, the fees pursuant to such agreement amounted to $46,420.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1996, the amount of such expenses was $4,126.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,082 during the six months ended October 31, 1996.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $112,782.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

-----------------------------------------------------------------------------
NOTES (cont'd)
-----------------------------------------------------------------------------
Note 4

For the six months ended October 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $3,766,635 and $3,591,858 (including $2,949,814 and $2,143,749 of U.S. Government securities), respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1996, fees pursuant to such plan amounted to $748 for Class A.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1996, Metropolitan owned 50,402 Class A shares and 1,406,327 Class C shares of the Fund and the Adviser owned 10,551 Class A shares of the Fund.

Share transactions were as follows:

                                               Six months ended
                                               October 31, 1996               Year ended
                                                  (Unaudited)               April 30, 1996
                                            -----------------------  ------------------------------
Class A                                      Shares        Amount       Shares          Amount
 ----------------------------------------------------- ------------ --------------  ---------------
Shares sold                                      138     $   1,347           270     $      2,653
Issued upon reinvestment of:
 Dividend from net investment income               6            55            --               --
 Distributions from net realized gains           489         4,744         8,595           84,835
Shares repurchased                                --            --    (1,005,714)     (10,003,474)
                                           ----------- ------------ --------------  ---------------
Net increase (decrease)                          633     $   6,146      (996,849)    $ (9,915,986)
                                           =========== ============ ==============  ===============

Class C                                      Shares        Amount       Shares          Amount
 ----------------------------------------------------- ------------ --------------  ---------------
Shares sold                                   23,977     $ 230,246     1,290,402     $ 12,860,137
Issued upon reinvestment of:
 Dividends from net investment income          8,029        76,837        12,035          118,427
 Distributions from net realized gains        13,453       129,421         5,319           52,496
Shares repurchased                           (15,894)     (153,496)      (34,534)        (345,484)
                                           ----------- ------------ --------------  ---------------
Net increase                                  29,565     $ 283,008     1,273,222     $ 12,685,576
                                           =========== ============ ==============  ===============

STATE STREET RESEARCH INTERMEDIATE BOND FUND

 -----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
 -----------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                    Class A
                                              ----------------------------------------------------
                                                                                   May 16, 1994
                                                                                   (Commencement
                                              Six months ended                    of Operations)
                                              October 31, 1996    Year ended            to
                                               (Unaudited)**   April 30, 1996**   April 30, 1995
 -------------------------------------------- ----------------  ----------------- ----------------
Net asset value, beginning of period               $ 9.75           $  9.66           $  9.55
Net investment income*                               0.29              0.59              0.54
Net realized and unrealized gain on
  investments, foreign currency and forward
  contracts                                          0.11              0.10              0.01
Dividends from net investment income                (0.27)            (0.52)            (0.44)
Distributions from net realized gains               (0.08)            (0.08)               --
                                              ----------------  ----------------- ----------------
Net asset value, end of period                     $ 9.80           $  9.75           $  9.66
                                              ================  ================= ================
Total return                                         4.14%+++          7.13%+            5.96%+++
Net assets at end of period (000s)                 $  602           $   593           $10,222
Ratio of operating expenses to average net
  assets*                                            1.00%++           1.00%             1.00%++
Ratio of net investment income to average
  net assets*                                        6.37%++           5.91%             5.92%++
Portfolio turnover rate                             25.42%           117.28%           157.75%
*Reflects voluntary assumption of fees or
 expenses per share in each period
 (Note 3).                                         $ 0.06           $  0.09           $  0.11

                                                                    Class C
                                              ----------------------------------------------------
                                                                                   May 16, 1994
                                                                                   (Commencement
                                              Six months ended                    of Operations)
                                              October 31, 1996    Year ended            to
                                               (Unaudited)**   April 30, 1996**   April 30, 1995
 -------------------------------------------- ----------------  ----------------- ----------------
Net asset value, beginning of period              $  9.68           $  9.67           $  9.55
Net investment income*                               0.30              0.61              0.56
Net realized and unrealized gain on
  investments, foreign currency and forward
  contracts                                          0.11              0.09              0.02
Dividends from net investment income                (0.28)            (0.61)            (0.46)
Distributions from net realized gains               (0.08)            (0.08)               --
                                              ----------------  ----------------- ----------------
Net asset value, end of period                    $  9.73           $  9.68           $  9.67
                                              ================  ================= ================
Total return                                         4.32%+++          7.25%+            6.30%+++
Net assets at end of period (000s)                $16,431           $16,075           $ 3,738
Ratio of operating expenses to average net
  assets*                                            0.75%++           0.75%             0.75%++
Ratio of net investment income to average
  net assets*                                        6.64%++           6.16%             6.17%++
Portfolio turnover rate                             25.42%           117.28%           157.75%
*Reflects voluntary assumption of fees or
 expenses per share in each period
 (Note 3).                                        $  0.06           $  0.11           $  0.10

 ++ Annualized
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ** Per share figures have been calculated using the average shares method.

STATE STREET RESEARCH INTERMEDIATE BOND FUND

FUND INFORMATION, OFFICERS AND TRUSTEES
OF STATE STREET RESEARCH SECURITIES TRUST

Fund Information

State Street Research
Intermediate Bond Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

Elizabeth McCombs Westvold
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive Officer,
Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Intermediate Bond Fund
One Financial Center
Boston, MA 02111

                                                            Bulk Rate
                                                            U.S. Postage
                                                            PAID
                                                            Brockton, MA
                                                            Permit No. 600

















Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408


[STATE STREET RESEARCH LOGO]
This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.


The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3548-961219(0198)SSR-LD   Cover Illustration by Dorothy Cullinan

                                                                    IB-110E-1296

[STATE STREET RESEARCH LOGO]

STATE STREET RESEARCH
STRATEGIC INCOME FUND

SEMIANNUAL REPORT
October 31, 1996

                      WHAT'S INSIDE

                      Investment Update:
                      About the Fund,
                      economy and markets

                      Fund Information:
                      Facts and figures

                      Plus, Complete Portfolio Holdings
                      and Financial Statements



                   [DALBAR LOGO]

                   For Excellence
                         in
                 Shareholder Service

STATE STREET RESEARCH STRATEGIC INCOME FUND

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

The Economy

(bullet) After a stronger than expected second quarter in 1996, economic growth slowed in the third quarter and the month of October.

(bullet) Indicators were mixed. Wages rose somewhat, and unemployment remained low. Consumer prices and inflation remained contained, however.

(bullet) The Federal Reserve met several times since April, leaving interest rates unchanged.

The Markets

(bullet) From April 30 to October 31, 1996, stocks and bonds performed well overall, peppered with short-term corrections.

(bullet) After a slow start, U.S. bond performance gained momentum, with the Lehman Brothers Aggregate Bond Index gaining +5.29% and the Merrill Lynch High Yield Index gaining +6.43%.(1) International bonds saw comparable results, with the Salomon Brothers World Bond Index providing a total return of +5.64%.

(bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average passing the 6000 point marker. The S&P 500 was up +9.08% for the six month period ended October 31, 1996.(1)

THE FUND

Since The Fund's Inception

(bullet) Since the Fund's inception on August 30, 1996, Strategic Income Fund has successfully met its investment objective--providing high current income consistent with overall total return.

(bullet) The SEC yield for Class A shares of Strategic Income Fund was 6.87% as of October 31, 1996.

(bullet) Class A shares of the Fund provided a total return of +3.19%.(2) The net asset value (or price per share) for the Fund's Class A shares climbed from $7.00 to $7.17.

(bullet) The average credit quality of the bonds in the Fund's portfolio was BBB (investment grade) on October 31, 1996.

Current Strategy

(bullet) To provide maximum diversification benefits, the Fund spreads its assets among three bond sectors. As of October 31, 1996, Strategic Income Fund's assets were invested as follows: 48% in the high-yield bond sector, 30% in the U.S. government bond sector, 15% in the international bond sector, and 7% in cash.

(bullet) The high-yield bond sector provides a high level of income for the Fund, as well as total return potential and diversification benefits.

(bullet) The U.S. government sector, at 30% of assets, is fairly evenly split between U.S. agency mortgage securities and U.S. Treasuries.

(bullet) The international bond sector is invested in government bonds issued by Canada, Denmark, France, Italy, Spain, Australia and Sweden.

(1)The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The Merrill Lynch High Yield Index is a commonly used index of high-yield bond performance. The Salomon Brothers World Bond Index is a commonly used index of international bond performance. The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used indicator of U.S. stock market performance. The indices are unmanaged and do not take sales charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.

(2)+2.94% for Class B shares; +3.22% for Class C shares; 2.94% for Class D shares. Returns do not reflect sales charges.

(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(4)Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "D" share contingent deferred sales charges, where applicable. Aggregate total returns are not annualized.

(5)Performance does not reflect sales charges, which, if reflected, would reduce performance. Aggregate total returns are not annualized.



Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.

FUND INFORMATION (all data are for periods ended October 31, 1996)

Aggregate Total Returns (8/30/96-10/31/96)
(at maximum applicable sales charge)(3,4)


              Life of Fund
            (since 8/30/96)
----------  ----------------

Class A          -1.46%
----------  ----------------
Class B          -2.06%
----------  ----------------
Class C          +3.22%
----------  ----------------
Class D          +1.94%



Aggregate Total Returns (8/30/96-10/31/96)
(not including sales charge)(3,5)

              Life of Fund
            (since 8/30/96)
----------  ----------------

Class A          +3.19%
----------  ----------------
Class B          +2.94%
----------  ----------------
Class C          +3.22%
----------  ----------------
Class D          +2.94%



SEC Yield

 Class A     6.87%
---------- --------
Class B      6.44%
---------- --------
Class C      7.45%
---------- --------
Class D      6.42%


SEC yield is based on the net investment income produced for the 30 days ended October 31, 1996.


How The Fund Is Invested
(by percentage of net assets)


[pie chart]

High-Yield Corporate Bond Sector 48%
U.S. Government Bond Sector 30%
International Bond Sector 15%
Cash 7%

STATE STREET RESEARCH STRATEGIC INCOME FUND

INVESTMENT PORTFOLIO

October 31, 1996 (Unaudited)

                                      Principal          Maturity        Value
                                       Amount              Date        (Note 1)
 ------------------------------  ----------------------------------  --------------
FIXED INCOME SECURITIES 91.3%
U.S. Treasury 15.8%
U.S. Treasury Bond, 8.125%     $    1,875,000            8/15/2021    $2,181,150
U.S. Treasury Note, 8.50%           2,075,000            5/15/1997     2,108,387
U.S. Treasury Note, 6.125%            525,000            5/15/1998       528,486
U.S. Treasury Note, 6.25%             475,000            8/31/2000       478,638
U.S. Treasury Note, 6.625%          1,800,000            7/31/2001     1,837,962
U.S. Treasury Note, 7.50%             250,000           11/15/2001       264,765
                                                                     --------------
                                                                       7,399,388
                                                                     --------------
U.S. Agency Mortgage 14.4%
Federal Home Loan Mortgage
  Corp., 7.00%                        899,748            9/01/2025       884,560
Federal Home Loan Mortgage
  Corp., 7.50%                        882,813            7/01/2026       885,841
Federal National Mortgage
  Association, 9.00%                1,006,859            5/01/2009     1,066,637
Federal National Mortgage
  Association, 8.00%                  500,008            5/01/2016       518,203
Federal National Mortgage
  Association REMIC, 6.50%            500,000           10/25/2018       487,500
Government National Mortgage
  Association, 6.50%                  409,964            5/15/2009       406,184
Government National Mortgage
  Association, 6.50%                  543,876            1/15/2024       519,908
Government National Mortgage
  Association, 7.00%                  671,040            4/15/2026       658,035
Government National Mortgage
  Association, 7.50%                  568,904            5/15/2026       570,678
Government National Mortgage
  Association, 8.00%                  722,841            9/15/2026       739,105
                                                                     --------------
                                                                       6,736,651
                                                                     --------------
Foreign Government 15.4%
                                   Australian   Dollar
Commonwealth of Australia,
  7.50%                             1,700,000            7/15/2005     1,363,126
                                       Canadian Dollar
Government of Canada,
  7.50%                             1,100,000           12/01/2003       886,000
                                       Danish    Krone
Kingdom of Denmark,
  8.00%                             7,600,000            3/15/2006     1,407,209
                                     European Currency
                                                 Unit
Government of France,
  8.00%                               475,000            4/25/2003       669,708
                                      Italian     Lira
Republic of Italy,
  8.50%                         1,835,000,000            4/01/1999     1,248,453
                                      Spanish   Peseta
Government of Spain,
  7.40%                           100,000,000            7/30/1999       797,602
Government of Spain,
  8.40%                            40,000,000            4/30/2001       329,856
                                      Swedish    Krona
Kingdom of Sweden,
  13.00%                            2,500,000            6/15/2001    $  477,535
                                                                     --------------
                                                                       7,179,489
                                                                     --------------

Corporate 45.7%
Bayou Steel Corp. First Mortgage
  Note, 10.25%                        $  200,000    3/01/2001       192,000
Benedek Communications Co. Sr. Sub.
  Disc. Note, 0.00% to 5/14/2001,
  13.25% from 5/15/2001 to maturity+   1,500,000    5/15/2006       825,000
Casino Magic Corp. Sr. Sec. Note,
  13.00%+                              1,000,000    8/15/2003     1,015,000
CHC Helicopter Corp. Sr. Sub. Note,
  11.50%                               1,000,000    7/15/2002       997,500
Empire Gas Corp. Sr. Sec. Note, to
  7/14/99, 12.875% from 7/15/99 to
  maturity                               750,000    7/15/2004       658,125
Envirosource Inc. Note, 9.75%          1,000,000    6/15/2003       935,000
Euramax International PLC Sr. Sub.
  Note, 11.25%+                          250,000   10/01/2006       255,000
Geotek Communications Inc. Sr. Disc.
  Note, 0.00% to 7/14/2000, 15.00%
  from 7/15/2000 to maturity             250,000    7/15/2005       160,000
Grand Union Co. Sr. Sub. Note,
  12.00%                               1,000,000    9/01/2004     1,010,000
Haynes International Inc. Sr. Note,
  11.625%                              1,000,000    9/01/2004     1,040,000
Insight Communications Co. L.P. Sr.
  Sub. Disc. Note, 11.25%              1,000,000    3/01/2000     1,010,000
Intertek Financial Corp. Sr. Sub.
  Note, 10.25%+                          500,000   11/01/2006       500,000
Ionica PLC Units, 13.50%+              1,000,000    8/15/2006     1,010,625
La Petite Holdings Corp. Sr. Sec.
  Notes, 9.625%                          750,000    8/01/2001       697,500
Muzak L.P. Sr. Note, 10.00%              250,000   10/01/2003       251,250
NL Industries, Inc. Sr. Sec. Note,
  11.75%                                 500,000   10/15/2003       515,625
Outdoor Systems Inc. Sr. Sub. Note,
  9.375%                                 750,000   10/15/2006       744,375
Pagemart Inc. Sr. Disc. Exch. Note,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity                    750,000   11/01/2003       588,750
Park Newspapers Inc. Sr. Note,
  11.875%+                               750,000    5/15/2004       864,375

   The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

                                    Principal     Maturity        Value
                                      Amount        Date         (Note 1)
 --------------------------------- ------------ -------------  --------------

Plastic Specialties & Technology,
  Inc. Sr. Note, 11.25%             $  500,000   12/01/2003    $   510,000
PriCellular Wireless Corp. Sr.
  Note, 10.75%+                        500,000   11/01/2004        503,750
Sheffield Steel Corp. First
  Mortgage Note, 12.00%              1,000,000   11/01/2001        925,000
Spanish Broadcasting Systems Inc.
  Sr. Note, 7.50%                    1,000,000    6/15/2002      1,045,000
Spinnaker Industries, Inc. Sr.
  Sec. Note, 10.75%+                   250,000   10/15/2006        253,750
Star Markets Co. Sr. Sub. Note,
  13.00%                               500,000   11/01/2004        545,000
Talley Manufacturing & Technology
  Inc. Sr. Note, 10.75%                250,000   10/15/2003        258,750
Tokheim Corp. Sr. Sub. Note,
  11.50%+                            1,000,000    8/01/2006      1,057,500
TransTexas Gas Corp. Sr. Sec.
  Note, 11.50%                       1,000,000    6/15/2002      1,060,000
Universal Outdoor Inc. Sr. Sub.
  Note, 9.75%                          500,000   10/15/2006        495,000
Wireless One Inc. Unit, 0.00% to
  7/31/2001, 13.50% from 8/1/2001
  to maturity                          750,000    8/01/2006        388,125
Wireless One Inc. Sr. Disc. Note,
  13.00%                             1,000,000   10/15/2003      1,015,000
                                                               --------------
                                                                21,327,000
                                                               --------------
Total Fixed Income Securities (Cost $42,017,487)                42,642,528
                                                               --------------

----------------------------------------------------------------------------

                                        Shares
 --------------------------------- ------------ -------------  --------------
PREFERRED STOCKS 2.1%
Hollinger International, Inc. Cv.
  Pfd.                                  80,000                     980,000
                                                               --------------
Total Preferred Stocks (Cost $911,398)                             980,000
                                                               --------------
SHORT-TERM OBLIGATIONS 7.6%
American Express Credit Corp.,
  5.30%                             $  112,000   11/04/1996    $   112,000
American Express Credit Corp.,
  5.25%                              1,806,000   11/04/1996      1,806,000
Ford Motor Credit Co., 5.20%         1,620,000   11/01/1996      1,620,000
                                                               --------------
Total Short-Term Obligations (Cost $3,538,000)                   3,538,000
                                                               --------------
Total Investments (Cost $46,466,885)--101.0%                    47,160,528
Cash and Other Assets, Less Liabilities--(1.0)%                   (450,666)
                                                               --------------
Net Assets--100.0%                                             $46,709,862
                                                               ==============

Federal Income Tax Information:
At October 31, 1996, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes
  of $46,466,885 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost           $   813,580
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value              (119,937)
                                                               --------------
                                                               $   693,643
                                                               ==============

+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The cost and market value of the Rule 144A security owned at October 31, 1996 was $6,245,673 and $6,285,000 (13.46% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

Forward currency exchange contracts outstanding at October 31, 1996 are as follows:

                                                                                   Unrealized
                                                                                  Appreciation    Delivery
                                                  Total Value     Contract Price (Depreciation)     Date
---------------------------------------------  ------------------ ---------------  ------------------------
Buy Australian dollars, Sell U.S. dollars          370,000  AUD    .79172    AUD     $   176      11/14/96
Sell Australian dollars, Buy U.S. dollars        1,840,000  AUD    .79979    AUD      13,964      11/14/96
Sell Canadian dollars, Buy U.S. dollars          1,020,000  CAD    .74683    CAD      (3,337)      1/24/97
Sell Danish krone, Buy U.S. dollars              6,140,000  DKK    .17441    DKK      13,810      11/14/96
Sell Danish krone, Buy U.S. dollars              1,379,000  DKK    .17111    DKK      (1,454)     11/14/96
Sell European currency units, Buy U.S.
  dollars                                          325,000  ECU   1.26900    ECU         592      11/14/96
Sell European currency units, Buy U.S.
  dollars                                          163,000  ECU   1.24706    ECU      (3,280)     11/14/96
Sell Italian lira, Buy U.S. dollars            560,000,000  ITL    .00066    ITL         623      11/14/96
Sell Italian lira, Buy U.S. dollars            350,000,000  ITL    .00065    ITL      (2,528)     11/14/96
Sell Italian lira, Buy U.S. dollars            350,000,000  ITL    .00066    ITL      (1,108)     11/14/96
Sell Italian lira, Buy U.S. dollars            465,000,000  ITL    .00065    ITL      (2,755)     11/14/96
Sell Spanish peseta, Buy U.S. dollars           39,300,000  ESP    .00774    ESP      (3,453)     11/14/96
Sell Spanish peseta, Buy U.S. dollars           29,200,000  ESP    .00778    ESP      (1,602)     11/14/96
Sell Spanish peseta, Buy U.S. dollars           63,400,000  ESP    .00772    ESP      (5,550)      1/24/97
Sell Swedish krona, Buy U.S. dollars             3,000,000  SEK    .15172    SEK      (1,190)     11/14/96
                                                                                   -------------
                                                                                     $ 2,908
                                                                                   =============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996 (Unaudited)


Assets
Investments, at value (Cost $46,466,885) (Note 1)              $47,160,528
Cash                                                                   956
Receivable for fund shares sold                                  1,053,533
Interest and dividends receivable                                  924,788
Receivable for open forward contracts                               29,165
Receivable from Distributor (Note 3)                                 5,000
Deferred organization costs and other assets (Note 1)               78,980
                                                               --------------
                                                                49,252,950
                                                               --------------
Liabilities
Payable for securities purchased                                 2,201,518
Dividends payable                                                  236,216
Accrued management fee (Note 2)                                     27,598
Payable for open forward contracts                                  26,257
Accrued distribution and service fees (Note 5)                      11,223
Payable for fund shares redeemed                                     4,296
Accrued trustees' fees (Note 2)                                      2,520
Accrued transfer agent and shareholder services (Note 2)               189
Other accrued expenses                                              33,326
                                                               --------------
                                                                 2,543,143
                                                               --------------
Net Assets                                                     $46,709,807
                                                               ==============
Net Assets consist of:
 Undistributed net investment income                           $   127,644
 Unrealized appreciation of investments                            693,643
 Unrealized appreciation of forward contracts and  foreign
  currency                                                           3,416
 Accumulated net realized gain                                     105,954
 Shares of beneficial interest                                  45,779,150
                                                               --------------
                                                               $46,709,807
                                                               ==============
Net Asset Value and redemption price per share of Class A
  shares ($28,801,924 / 4,016,213 shares of beneficial
  interest)                                                          $7.17
                                                               ==============
Maximum Offering Price per share of Class A shares ($7.17 /
  .955)                                                              $7.51
                                                               ==============
Net Asset Value, offering price and redemption price per
  share of Class B shares ($5,070,278 / 707,958 shares of
  beneficial interest)*                                              $7.16
                                                               ==============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($9,298,007 / 1,296,418 shares of
  beneficial interest)                                               $7.17
                                                               ==============
Net Asset Value and offering price and redemption price per
  share of Class D shares ($3,539,598 /
  494,261 shares of beneficial interest)*                            $7.16
                                                               ==============

*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period August 30, 1996 (commencement of operations) to October 31, 1996 (Unaudited)


Investment Income
Interest, net of foreign taxes of $10,858                   $  511,595
Dividends                                                       11,900
                                                           -------------
                                                               523,495
Expenses
Management fee (Note 2)                                         47,349
Custodian fee                                                   12,411
Service fee--Class A (Note 5)                                   10,424
Distribution and service fees--Class B (Note 5)                  3,719
Distribution and service fees--Class D (Note 5)                  3,382
Registration fees                                                6,486
Audit fee                                                        3,906
Amortization of organization costs (Note 1)                      2,754
Trustees' fees (Note 2)                                          2,520
Legal fees                                                       1,575
Reports to shareholders                                          1,449
Transfer agent and shareholder services (Note 2)                   189
Miscellaneous                                                      252
                                                           -------------
                                                                96,416
Expenses borne by the Distributor (Note 3)                      (9,444)
                                                           -------------
                                                                86,972
                                                           -------------
Net investment income                                          436,523
                                                           -------------
Realized and Unrealized Gain (Loss) on Investments,
  Foreign Currency and Forward Contracts
Net realized gain on investments (Notes 1 and 4)               124,764
Net realized loss on forward contracts and foreign
  currency (Note 1)                                            (18,810)
                                                           -------------
 Total net realized gain                                       105,954
                                                           -------------
Net unrealized appreciation of investments                     693,643
Net unrealized appreciation of forward contracts and
  foreign currency                                               3,416
                                                           -------------
 Total net unrealized appreciation                             697,059
                                                           -------------
Net gain on investments, foreign currency and forward
  contracts                                                    803,013
                                                           -------------
Net increase in net assets resulting from operations        $1,239,536
                                                           =============


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period August 30, 1996 (commencement of operations) to October 31, 1996 (Unaudited)

 Increase (Decrease) in Net Assets

Operations:
Net investment income                                        $   436,523
Net realized gain on investments, foreign currency and
  forward contracts                                              105,954
Net unrealized appreciation of investments, foreign
  currency and forward contracts                                 697,059
                                                           ---------------
Net increase resulting from operations                         1,239,536
                                                           ---------------
Dividends from net investment income:
 Class A                                                        (202,980)
 Class B                                                         (18,748)
 Class C                                                         (71,776)
 Class D                                                         (15,375)
                                                           ---------------
                                                                (308,879)
                                                           ---------------
Net increase from fund share transactions (Note 6)            45,779,150
                                                           ---------------
Total increase in net assets                                  46,709,807

Net Assets
Beginning of period                                                   --
                                                           ---------------
End of period (including undistributed net investment
  income of $127,644)                                       $ 46,709,807
                                                           ===============
*Net realized gain for Federal income tax purposes (Note
  1)                                                         $   124,764
                                                           ===============


The accompanying notes are an integral part of the financial statements.


NOTES TO UNAUDITED FINANCIAL STATEMENTS


October 31, 1996


Note 1
State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in August, 1996. The Trust consists presently of two separate funds: State Street Research Strategic Income Fund and State Street Research Intermediate Bond Fund.

The investment objective of the Fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securites; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

STATE STREET RESEARCH STRATEGIC INCOME FUND

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.


Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period August 30, 1996 (commencement of operations) to October 31, 1996, the fees pursuant to such agreement amounted to $47,349.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period August 30, 1996 (commencement of operations) to October 31, 1996, the amount of such expenses was $99.

The fees of the Trustees not currently affiliated with the Adviser amounted to $2,520 during the period August 30, 1996 (commencement of operations) to October 31, 1996.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period August 30, 1996 (commencement of operations) to October 31, 1996, the amount of such expenses assumed by the Distributor and its affiliates was $9,444.

Note 4

For the period August 30, 1996 (commencement of operations) to October 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $50,781,281 and $8,001,326 (including $17,726,933 and $3,888,826 of U.S. Government securities), respectively.

STATE STREET RESEARCH STRATEGIC INCOME FUND

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period August 30, 1996 (commencement of operations) to October 31, 1996, fees pursuant to such plan amounted to $10,424, $3,719 and $3,382 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $6,042 and $17,260, respectively, on sales of Class A shares of the Fund during the period August 30, 1996 (commencement of operations) to October 31, 1996, and that MetLife Securities, Inc. earned commissons aggregating $13,246 on sales of Class B shares.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1996, Metropolitan owned 3,571,428 Class A shares, 71,428 Class B shares, 1,285,714 Class C shares and 71,428 Class D shares of the Fund and the Adviser owned one share of each of Class A, Class B, Class C and Class D shares of the Fund.

Share transactions were as follows:

                                August 30, 1996
                                (Commencement of
                                 Operations) to
                                October 31, 1996
                                  (Unaudited)
                           ---------------------------
Class A                       Shares        Amount
------------------------- ------------  --------------
Shares sold                 4,018,620    $28,191,155
Issued upon reinvestment
  of dividends                  1,671         11,978
Shares repurchased             (4,078)       (29,200)
                          ------------  --------------
Net increase                4,016,213    $28,173,933
                          ============  ==============

Class B                       Shares        Amount
------------------------- ------------  --------------
Shares sold                   708,103    $ 5,033,343
Issued upon reinvestment
  of dividends                    638          4,566
Shares repurchased               (783)        (5,605)
                          ------------  --------------
Net increase                  707,958    $ 5,032,304
                          ============  ==============

Class C                      Shares        Amount
------------------------- ------------  -------------
Shares sold                 1,296,376    $9,075,924
Issued upon reinvestment
  of dividends                     42           295
                          ------------  -------------
Net increase                1,296,418    $9,076,219
                          ============  =============

Class D                       Shares       Amount
------------------------- ------------  -------------
Shares sold                   495,566    $3,505,952
Issued upon reinvestment
  of dividends                    147         1,049
Shares repurchased             (1,452)      (10,307)
                          ------------  -------------
Net increase                  494,261    $3,496,694
                          ============  =============

STATE STREET RESEARCH STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS


For a share outstanding from August 30, 1996 (commencement of operations) to October 31, 1996 (Unaudited):

                                                              Class A    Class B    Class C   Class D
 -----------------------------------------------------------  --------- ---------  --------- ----------
Net asset value, beginning of period                           $ 7.00    $ 7.00     $ 7.00     $ 7.00
Net investment income*                                           0.07      0.05       0.08       0.06
Net realized and unrealized gain on investments, foreign
  currency and forward contracts                                 0.15      0.16       0.15       0.15
Dividends from net investment income                            (0.05)    (0.05)     (0.06)     (0.05)
                                                              --------- ---------  --------- ----------
Net asset value, end of period                                 $ 7.17    $ 7.16     $ 7.17     $ 7.16
                                                              ========= =========  ========= ==========
Total return                                                     3.19%+    2.94%+     3.22%+     2.94%+
Net assets at end of period (000s)                            $28,802    $5,070     $9,298     $3,540
Ratio of operating expenses to average net assets*               1.35%++   2.10%++    1.10%++    2.10%++
Ratio of net investment income to average net assets*            6.89%++   6.14%++    7.14%++    6.14%++
Portfolio turnover rate                                         29.84%    29.84%     29.84%     29.84%
*Reflects voluntary assumption of fees or expenses per
  share (Note 3).                                              $ 0.00    $ 0.00     $ 0.00     $ 0.00

+ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
++ Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST

Fund Information

State Street Research
Strategic Income Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

Elizabeth McCombs Westvold
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking
(Morgan Guaranty Trust
Company of New York);
presently engaged in private
investments and civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive Officer,
Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Strategic Income Fund
One Financial Center
Boston, MA 02111

                                                            Bulk Rate
                                                            U.S. Postage
                                                            PAID
                                                            Brockton, MA
                                                            Permit No. 600

















Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408


[STATE STREET RESEARCH LOGO]
This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.


The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3558-961219(0198)SSR-LD   Cover Illustration by Dorothy Cullinan

                                                                    SI-520E-1296